Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-4

Collection Period	05/01/20-05/31/20
Determination Date	6/9/2020
Distribution Date	6/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,215,691,692.07
2.	Collections allocable to Principal		$35,646,479.52
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,818,648.22
5.	Pool Balance on the close of the last day of the related Collection Period		$1,178,226,564.33
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		75,183
7.	Initial Pool Balance		$1,503,750,003.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$7,932,317.06	$0.00
	b. Class A-2a Note Balance	$468,700,000.00	$443,004,755.22
	c. Class A-2b Floating Rate Note Balance	$70,000,000.00	$66,162,434.10
	d. Class A-3 Note Balance	$473,500,000.00	$473,500,000.00
	e. Class A-4 Note Balance	$103,820,000.00	$103,820,000.00
	f. Class B Note Balance	$33,840,000.00	$33,840,000.00
	g. Class C Note Balance	$30,070,000.00	$30,070,000.00
	h. Class D Note Balance	$24,070,000.00	$24,070,000.00
	i. Note Balance (sum a - h)	$1,211,932,317.06	$1,174,467,189.32
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0267984	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9451776
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9451776
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8079549	0.7829781
10.	Overcollateralization Target Amount		$3,759,375.01
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,759,375.01
12.	Weighted Average Coupon		8.73%
13.	Weighted Average Original Term	months	66.73
14.	Weighted Average Remaining Term	months	55.23
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.18363%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.48363%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,094,370.59
	b. Liquidation Proceeds allocable to Finance Charge		$953.86
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$9,095,324.45
18.	Principal:
	a. Collections allocable to Principal		$35,646,479.52
	b. Liquidation Proceeds allocable to Principal		$633,241.47
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$36,279,720.99
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,375,045.44
20.	Interest Income from Collection Account		$4,825.91
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,379,871.35

Available Funds

23.	Available Collections	$45,379,871.35
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,379,871.35
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$1,013,076.41
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,013,076.41
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$13,442.29
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$13,442.29
	e. Class A-2a Monthly Interest	$785,072.50
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$785,072.50
	i. Class A-2b Monthly Interest	$29,152.14
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$29,152.14
	m. Class A-3 Monthly Interest	$797,058.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	797,058.33
	q. Class A-4 Monthly Interest	$184,280.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$184,280.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$65,424.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$65,424.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$65,151.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$65,151.67
34.	Tertiary Principal Distributable Amount	$9,635,752.73
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$56,163.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$56,163.33

36.	Quaternary Principal Distributable Amount	$24,070,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$36,714,573.90
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$3,759,375.01
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,095,324.45
	b. Total Daily Deposits of Principal Collections	$36,279,720.99
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$4,825.91
	e. Total Deposits to Collection Account (sum a - d)	$45,379,871.35
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,013,076.41
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$39,460,872.50
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,905,922.44
	f. Total Withdrawals from Collection Account (sum a - e)	$45,379,871.35
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$13,442.29
	b. Class A-2a Interest Distribution	$785,072.50
	c. Class A-2b Interest Distribution	$29,152.14
	d. Class A-3 Interest Distribution	$797,058.33
	e. Class A-4 Interest Distribution	$184,280.50
	f. Class B Interest Distribution	$65,424.00
	g. Class C Interest Distribution	$65,151.67
	h. Class D Interest Distribution	$56,163.33
	i. Class A-1 Principal Distribution	$7,932,317.06
	j. Class A-2a Principal Distribution	$25,695,244.78
	k. Class A-2b Principal Distribution	$3,837,565.90
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$39,460,872.50
46.	Withdrawals
	a. Class A-1 Distribution	$7,945,759.35
	b. Class A-2a Distribution	$26,480,317.28
	c. Class A-2b Distribution	$3,866,718.04
	d. Class A-3 Distribution	$797,058.33
	e. Class A-4 Distribution	$184,280.50
	f. Class B Distribution	$65,424.00
	g. Class C Distribution	$65,151.67
	h. Class D Distribution	$56,163.33
	i. Total Withdrawals from Note Payment Account (sum a - h)	$39,460,872.50

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$4,905,922.44
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,905,922.44
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,759,375.01
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,759,375.01
51.	Investment Earnings	$477.65
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,759,852.66
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$477.65
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,759,375.01
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,013,076.41
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$39,460,872.50
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,905,922.44
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$477.65
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$7,945,759.35
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$26,480,317.28
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$3,866,718.04
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$797,058.33
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$184,280.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$65,424.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$65,151.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$56,163.33
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,905,922.44

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	776	$13,065,079.97
	b. 61 to 90 days past due	319	$5,670,273.76
	c. 91 to 120 days past due	171	$2,519,591.39
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,266	$21,254,945.12
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.8040%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	116	$1,818,648.22
77.	Recoveries	106	$634,195.33
78.	Net Losses (Ln 76 - Ln 77)		$1,184,452.89
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0974%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	552	$9,532,953.57
81.	Recoveries	353	$2,884,895.38
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$6,648,058.19
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.4421%
84.	Average Net Loss on Defaulted Receivables		$12,043.58

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$28,595,182.61
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,215,691,692.07
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.35%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 9, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer